PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 05, 2022
Aggregate purchase price									$ 30,776		$ 57,183
Administrative expense		$ 5,984							393,568		$ 825,266
D T Cloud Acquisition Corporation [Member]
Sale of units in initial public offering, net of offering costs, shares	1,725,000
Ordinary shares subject to forfeiture	225,000
Sponsor owned, percentage	20.00%
Aggregate purchase price	$ 25,000
Borrowed amount					$ 176,326
Loans payable					25,000	$ 25,000
Amount due to related party							$ 70,000			$ 490,000
Administrative expense					0					$ 0
Related party debt							490,000
Share Price										$ 10.00
[custom:WorkingCapitalLoans-0]					0	$ 0
Unpaid services fee			$ 70,000				70,000		70,000	$ 0
Incurred fees			30,000	$ 0			70,000	$ 0
D T Cloud Acquisition Corporation [Member] | Maximum [Member]
Related party debt							300,000			300,000
D T Cloud Acquisition Corporation [Member] | Promissory Note [Member]
Principal amount												$ 300,000
Conversion price of note												$ 10.00
Amount due to related party					$ 151,326		0			217,614
Sponsor [Member] | D T Cloud Acquisition Corporation [Member] | General and Administrative Expense [Member]
Due to affiliate			$ 10,000				$ 10,000		$ 10,000	$ 10,000
Private Placement [Member] | D T Cloud Acquisition Corporation [Member]
Sale of stock, number of shares issued in transaction										217,400
Sale of stock price										$ 10.00
Private Placement [Member] | Sponsor [Member] | D T Cloud Acquisition Corporation [Member]
Sale of stock, number of shares issued in transaction							234,500			217,400
Sale of stock price			$ 10.00				$ 10.00		$ 10.00	$ 10.00
Sale of stock, consideration received on transaction							$ 2,345,000			$ 2,174,000
Units description							Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.			Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.
Over-Allotment Option [Member]
Ordinary shares subject to forfeiture						225,000				225,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member]
Sale of stock, number of shares issued in transaction										900,000
Ordinary shares subject to forfeiture						225,000				225,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member] | Underwriters [Member]
Sale of stock, number of shares issued in transaction										234,500
Sale of units in initial public offering, net of offering costs, shares										6,900,000
Over-Allotment Option [Member] | Sponsor [Member] | D T Cloud Acquisition Corporation [Member] | Underwriters [Member]
Sale of stock, number of shares issued in transaction										234,500
Sale of stock, consideration received on transaction										$ 2,345,000